Annual Fund Operating Expenses - Alexis Practical Tactical ETF Series - Alexis Practical Tactical ETF Class	Sep. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.17%	[1]
Expenses (as a percentage of Assets)	1.02%	[1]

[1]	The “Total Annual Fund Operating Expenses” in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of the exchange-traded funds (“ETFs”) in which it invests.